Related party transactions and Directors' remuneration (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised	£ 3,607,000,000	£ 1,269,000,000	£ 726,000,000
Accruing benefits under defined benefit scheme	176,000,000	184,000,000	302,000,000
Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	127,000,000	126,000,000	99,000,000
Pension defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	49,000,000	57,000,000	203,000,000
Pension defined benefit plans [member] | UK [member] | United Kingdom Retirement Fund (UKRF) [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	748,000,000	1,231,000,000	741,000,000
Key Management Personnel and persons connected to them [member]
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised	0
Total commitments outstanding	200,000	100,000
Advances and credits available	0	100,000
Compensation payable	3,400,000	4,200,000	£ 2,900,000
Directors [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0
Advances and credits available
Total value of guarantees entered into on behalf of Directors
Directors [member] | Restructuring [member]
Disclosure of transactions between related parties [line items]
Compensation payable	1,850,713,000,000
Directors [member] | Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	0	11,932,000,000
Notional amount	0	0
Highest paid director [member] | Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	0
Pension funds [member]
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 13,000,000	£ 6,000,000